Income Taxes (Components of income before provision for income taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income before provision for income taxes
Domestic					$ 41,490	$ 24,484	$ (14,731)
Foreign					82,533	37,675	19,994
Income before provision for income taxes	$ 23,216	$ 32,366	$ 58,827	$ 90,096	$ 124,023	$ 62,159	$ 5,263